New accounting standards - (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Nominal value	$ 783,017	$ 965,673
Cash flow hedging relationship
Disclosure of detailed information about hedges [line items]
Nominal value	$ 20,000